Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Elements
Supplemental Cash Flow Information

(Millions)	2016	2015	2014
Cash income tax payments, net of refunds	$1,888	$2,331	$1,968
Cash interest payments	194	134	178
Capitalized interest	10	13	15